Fair Value Measurements - Schedule of Valuation Assumptions (Details) - Level 3	Dec. 31, 2024 Decimal yr	Mar. 04, 2024 Decimal yr
Warrant Shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1,274,742	1,304,907
Aggregate Value Cap
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	11,250	11,250
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	3.15	15.49
Strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.01	0.01
Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | yr	4.2	5
Estimated volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	1	0.95
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.043	0.042
Dividend Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	0